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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 028-06203
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-646-7728
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert T. Needham       Boston, MA           August 12, 2005
        -----------------------     ----------           ---------------
        [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: $1,129,153 (in thousands)
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Other
                                                          VALUE      SHRS OR   SH/  PUT/   INVESTMENT  MAN-    VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP        (x$1000)    PRN AMT   PRN  CALL   DISCRETION  AGERS SOLE    SHARED  OTHER
                                                                     -------   ---------   ----------  ----- ----    ------  -----
-------------------------------------------------------------------------------------------------------------------------------
American International    Common Stock      026874107     158,084    2,720,900   SH           Sole           2,720,900
Group
-------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises Inc   Common Stock      087851309      60,654    4,760,900   SH           Sole           4,760,900
-------------------------------------------------------------------------------------------------------------------------------
Guidant Corp              Common Stock      401698105     218,725    3,250,000   SH           Sole           3,250,000
-------------------------------------------------------------------------------------------------------------------------------
Hollinger International   Common Stock      435569108      13,632    1,361,800   SH           Sole           1,361,800
-------------------------------------------------------------------------------------------------------------------------------
Mittal Steel Company NV   ADR               60684P101      23,740    1,000,000   SH           Sole           1,000,000
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley            Common Stock      617446448      26,235      500,000   SH           Sole             500,000
-------------------------------------------------------------------------------------------------------------------------------
Newmont Mining
Corporation               Common Stock      651639106      58,596    1,501,300   SH           Sole           1,501,300
-------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities       Common Stock      664397106      24,020    1,151,500   SH           Sole           1,151,500
-------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp   Common Stock      667280101       8,109    1,778,254   SH           Sole           1,778,254
-------------------------------------------------------------------------------------------------------------------------------
Officemax                 Common Stock      67622P101     174,836    5,872,898   SH           Sole           5,872,898
-------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural
Resources                 Common Stock      723787107      43,507    1,033,900   SH           Sole           1,033,900
-------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp         Common Stock      845905108      56,933    2,548,500   SH           Sole           2,548,500
-------------------------------------------------------------------------------------------------------------------------------
Streettracks Gold Trust   Common Stock      863307104       6,516      150,000   SH           Sole             150,000
-------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems      Common Stock      867363103      97,428    2,770,200   SH           Sole           2,770,200
-------------------------------------------------------------------------------------------------------------------------------
Time Warner               Common Stock      887317105    158,138     9,463,700   SH           Sole           9,463,700
-------------------------------------------------------------------------------------------------------------------------------